Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Equity Investments [Abstract]
Schedule of Consolidated Financial Statements

The following entity have been included in the consolidated financial statements using the equity method:

		Proportion of ownership
		Interest held
	Country of incorporation	As of December 31,
Name	Principle place of business	2024	2025
Hangzhou Tangchuang Weilai Technology Co., Ltd (“Hangzhou Tangchuang”)	the People’s Republic of China	40%	30%

Schedule of Engaged in any Substantive Business Activities

As of December 31, 2025, the Group contributed a cumulative registered capital of RMB30,000 to Hangzhou Tangchuang, representing a 30% equity interest.

	2024	2025
	$’000	$’000
At the beginning of the year	—	4,157
Addition	4,212	—
Share of current year results	(4)	(3)
Dividends	—	—
Exchange differences	(51)	95
At the end of the year	4,157	4,249

Schedule of Summarized Financial Information

Hangzhou Tangchuang

	As of December 31, 2024	As of December 31, 2025
	$’000	$’000
Current assets	10,376	23,586
Current liabilities	17	9,422

Net Assets(100%)	10,393	14,164
Proportion of shareholding	40%	30%
Company share of net assets	4,157	4,249

Schedule of Comprehensive Income
	Period from March 20, 2024 to December 31, 2024	2025
Loss from continuing activities	(10)	(8)
Comprehensive income	(10)	(8)